ALTA QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS — 99.37%	Shares	Fair Value

Communications — 27.93%
Alphabet, Inc., Class A(a)	1,480	$2,593,906
Booking Holdings, Inc.(a)	1,070	2,383,179
Facebook, Inc., Class A(a)	9,100	2,485,756
Match Group, Inc.(a)	7,200	1,088,568
Take-Two Interactive Software, Inc.(a)	7,950	1,651,931
Walt Disney Co. (The)	12,850	2,328,163
		12,531,503
Consumer Discretionary — 16.01%
Fortune Brands Home & Security, Inc.	9,700	831,484
Home Depot, Inc. (The)	6,000	1,593,720
IAA, Inc.(a)	16,000	1,039,680
KAR Auction Services, Inc.	56,500	1,051,465
TJX Cos., Inc. (The)	19,800	1,352,142
Ulta Beauty, Inc.(a)	4,575	1,313,757
		7,182,248
Consumer Staples — 1.94%
Dollar Tree, Inc.(a)	8,050	869,722

Financials — 2.07%
Markel Corp.(a)	900	929,970

Health Care — 14.15%
Becton, Dickinson and Co.	4,775	1,194,801
PerkinElmer, Inc.	9,200	1,320,200
STERIS PLC	6,950	1,317,303
Thermo Fisher Scientific, Inc.	3,200	1,490,496
Zoetis, Inc.	6,200	1,026,100
		6,348,900
Industrials — 5.01%
Amphenol Corp., Class A	10,700	1,399,239
Raytheon Technologies Corp.	11,850	847,394
		2,246,633
Materials — 1.80%
Sherwin-Williams Co. (The)	1,100	808,401

Technology — 30.46%
Adobe Systems, Inc.(a)	2,700	1,350,324
Apple, Inc.	23,280	3,089,023

Broadridge Financial Solutions, Inc.	8,200	1,256,240
Citrix Systems, Inc.	7,650	995,265
Fiserv, Inc.(a)	14,600	1,662,355
MasterCard, Inc., Class A	4,050	1,445,607
S&P Global, Inc.	3,075	1,010,845
Visa, Inc., Class A	6,675	1,460,023
Zebra Technologies Corp., Class A(a)	3,645	1,400,883
		13,670,565

Total Common Stocks/Investments — 99.37% (Cost $29,013,974)		44,587,942

Other Assets in Excess of Liabilities — 0.63%		284,308

NET ASSETS — 100.00%		$44,872,250

(a)	Non-income producing security.

GUARDIAN FUNDAMENTAL GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS — 98.51%	Shares	Fair Value

Communications — 14.51%
Alphabet, Inc., Class A(a)	1,205	$2,111,931
Booking Holdings, Inc.(a)	717	1,596,953
		3,708,884
Consumer Discretionary — 9.35%
Nike, Inc., Class B	9,176	1,298,129
Yum China Holdings, Inc. (China)	19,138	1,092,588
		2,390,717
Consumer Staples — 14.98%
Colgate-Palmolive Co.	14,614	1,249,643
L'Oréal S.A. (France)	2,107	799,970
Nestle S.A. (Switzerland)	8,524	1,003,843
Reckitt Benckiser Group PLC (United Kingdom)	8,649	773,768
		3,827,224
Financials — 6.91%
CME Group, Inc.	9,694	1,764,793

Health Care — 21.51%
EssilorLuxottica S.A. (France)	10,223	1,592,894
Illumina, Inc.(a)	3,154	1,166,980
Novo Nordisk A/S, Class B (Denmark)	17,006	1,190,926
Stryker Corp.	1,334	326,883
UnitedHealth Group, Inc.	3,478	1,219,665
		5,497,348
Industrials — 11.92%
FANUC Corp. (Japan)	3,700	908,714
Intertek Group PLC (United Kingdom)	11,673	901,595
Keyence Corp. (Japan)	2,200	1,235,739
		3,046,048
Materials — 1.81%
Novozymes A/S, Class B (Denmark)	8,079	463,464

Technology — 17.52%
Accenture PLC, Class A (Ireland)	2,216	578,841
Automatic Data Processing, Inc.	4,190	738,278
MarketAxess Holdings, Inc.	1,090	621,910
MasterCard, Inc., Class A	6,080	2,170,196
Moody's Corp.	1,270	368,605
		4,477,830

Total Common Stocks (Cost $21,092,407)		25,176,308

MONEY MARKET FUNDS - 1.43%

Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.01%(b)	365,129	365,129

Total Money Market Funds (Cost $365,129)		365,129

Total Investments — 99.94% (Cost $21,457,536)		25,541,437

Other Assets in Excess of Liabilities — 0.06%		14,696

NET ASSETS — 100.00%		$25,556,133

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2020.

See accompanying notes which are an integral part of these schedules of investments.

As of December 31, 2020, the unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Alta Growth Fund	$29,013,974	$15,676,198	$(102,230)	$15,573,968
Guardian Equity Fund	$21,475,604	$4,191,773	$(125,940)	$4,065,833

Alta Capital Funds

Notes to the Schedules of Investments

December 31, 2020 (Unaudited)

The Alta Quality Growth Fund (the “Alta Growth Fund”) and the Guardian Fundamental Global Equity Fund (the “Guardian Equity Fund”) (each a “Fund” and collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Funds’ investments. These inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

• Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

Alta Capital Funds

Notes to the Schedules of Investments - continued

December 31, 2020 (Unaudited)

In the event that market quotations are not readily available, Alta Capital Management, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

Alta Growth Fund	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks*	$44,587,942	$—	$—	$44,587,942

Guardian Equity Fund	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks*	$25,176,308	$—	$—	$25,176,308
Money Market Funds	365,129	—	—	365,129
Total Investments	$25,541,437	$—	$—	$25,541,437

*Refer to the Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (level 3) were used in determining fair value; therefore, no reconciliation of level 3 securities is included for this reporting period.